Consolidated Statement of Stockholder's Equity (USD $)	Total	Additional Paid-in Capital	Accumulated Deficit	Class A Common Stock	Class W Common Stock
Balance at Dec. 31, 2010	$ 200,000	$ 199,800	$ 0	$ 200	$ 0
Balance (in shares) at Dec. 31, 2010				20,000	0
Increase (Decrease) in Stockholders' Equity
Issuance of common stock				0	0
Issuance of common stock (in shares)				0	0
Net loss	(77,286)		(77,286)
Balance at Jun. 30, 2011	$ 122,714	$ 199,800	$ (77,286)	$ 200
Balance (in shares) at Jun. 30, 2011				20,000